Revenue from the sale of goods and / or services (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of net operating revenue

	2021	2020	2019

Gross sales
Goods	54,862	54,466	30,826
Services rendered	1,907	1,608	555
Sales returns and cancellations	(395)	(342)	(216)
	56,374	55,732	31,165

Taxes on sales	(5,083)	(4,479)	(2,327)

Net operating revenue	51,291	51,253	28,838